INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2012	2013
	RMB	RMB

Work in progress and supplies	266,632	436,251
Finished goods	43,459	86,861
Provision	(27,547)	(52,301)
	282,544	470,811

Schedule Of Provision For Inventories [Table Text Block]
Provision for inventories is as below:

	Years ended September 30,
	2012	2013
	RMB	RMB

Balance at beginning of year	21,253	27,547
Additions	27,453	38,561
Write-off	(21,159)	(13,807)

Balance at end of year	27,547	52,301